Intangible Assets, Net	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 — INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30,	December 31,
	2024	2023
Land use rights	$4,650,950	$4,760,543
Less: accumulated amortization	(148,809)	(100,974)
Intangible assets, net	$4,502,141	$4,659,569

Amortization expense of intangible assets for the six months ended June 30, 2024 and 2023 amounted to $50,521 and $47,087, and of which $38,764 and $33,791 were included in cost of revenues, respectively, and of which $11,757 and $13,296 were included selling, general and administrative expenses, respectively.

As of June 30, 2024 and December 31, 2023, certain land use rights were pledged as collaterals to secure the Company’s bank loan from Bank of Weifang (see Note 9).

During the six months ended June 30, 2024 and 2023, respectively, the Company had no impaired intangible assets.

During the six months ended June 30, 2023, the Company sold part of its manufacturing buildings with a net gain of $345,519 (see Note 7). A piece of land use right was sold with the sale of manufacturing buildings. Consequently, land cost of $845,377 and accumulated amortization of $237,446 were removed from the intangible assets.

Amortization of intangible assets attributable to future periods as of June 30, 2024 is as follows:

Twelve months ended	Amortization Amount
June 30, 2025	$100,312
June 30, 2026	100,312
June 30, 2027	100,312
June 30, 2028	100,312
June 30, 2029	100,312
Thereafter	4,000,581
Total	$4,502,141